CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 6,657,158	$ 8,225,764	$ 13,915,094
Short-term investments		0	23,978,022
Accounts receivable and unbilled receivable	114,343	77,095	100,460
Prepaid expenses and other current assets	1,068,144	1,165,828	956,616
Total current assets	7,839,645	9,468,687	38,950,192
Property and equipment, net	2,223,597	2,426,312	3,826,915
Other assets	345,277	389,942	1,173,304
Total Assets	10,408,519	12,284,941	43,950,411
Current liabilities:
Accounts payable	651,671	825,244	1,130,536
Accrued expenses	1,685,178	1,454,587	4,021,365
Deferred rent	341,924	334,424	285,246
Current portion of long-term debt	1,174,989	1,331,515	2,360,109
Total current liabilities	3,853,762	3,945,770	7,797,256
Long-term debt, less current portion		0	14,176,359
Derivative financial instruments-warrants	779,076	649,387	834,940
Deferred rent, net of current portion	1,096,591	1,183,677	1,373,717
Total Liabilities	5,729,429	5,778,834	24,182,272
Commitments and contingencies
Stockholders' equity
Preferred stock	60	60	60
Common stock	5,883	5,279	3,070
Additional paid-in capital	182,401,648	179,546,954	167,890,984
Accumulated other comprehensive loss		0	(10,773)
Accumulated deficit	(177,728,501)	(173,046,186)	(148,115,202)
Total Stockholders' Equity	4,679,090	6,506,107	19,768,139
Total Liabilities and Stockholders' Equity	$ 10,408,519	$ 12,284,941	$ 43,950,411